Prepaid Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses (Details)
Bonds	$ 0	$ 9,381
Transfer agent fees	14,226	11,123
Total prepaid expenses	$ 14,226	$ 20,504